Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment and geographic information
Net revenue		¥ 1,396,581	¥ 1,416,372	¥ 1,579,491
Unrealized gain (loss) on investments in equity securities held for operating purposes		6,616	(20,691)	24,685
Consolidated net revenue	[1]	1,403,197	1,395,681	1,604,176
Non-interest expenses		1,080,402	1,230,523	1,257,417
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		1,080,402	1,230,523	1,257,417
Income before income taxes		316,179	185,849	322,074
Unrealized gain (loss) on investments in equity securities held for operating purposes		6,616	(20,691)	24,685
Consolidated income before income taxes		¥ 322,795	¥ 165,158	¥ 346,759

[1]	There is no revenue derived from transactions with a single major external customer.